CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	6,625,590	6,129,070
General Partners' Capital Account, Units Outstanding	6,625,590	6,129,070
Common units public [Member]
General Partners' Capital Account, Units Issued	18,028,786	17,944,701
General Partners' Capital Account, Units Outstanding	18,028,786	17,944,701
Common Units Hoegh LNG [Member]
General Partners' Capital Account, Units Issued	15,257,498	2,101,438
General Partners' Capital Account, Units Outstanding	15,257,498	2,101,438
Subordinated Units Hoegh LNG [Member]
General Partners' Capital Account, Units Issued	0	13,156,060
General Partners' Capital Account, Units Outstanding	0	13,156,060